Income Taxes - Valuation Allowance Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Beginning balance	$ 2,971,506	$ 3,039,926	$ 1,139,566
Current year additions	7,632,539	3,929,241	2,108,356
Reversal of valuation allowances	(1,742,653)	(3,997,661)	(207,996)
Ending balance	$ 8,861,392	$ 2,971,506	$ 3,039,926